Employee Benefit Plan (Details) - USD ($) $ in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Retirement Benefits [Abstract]
Defined contributions	$ 2.0	$ 1.7	$ 4.1	$ 3.6	$ 2.7